Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Capital commitments [abstract]
Commitments and contingencies
30.
Commitments and contingencies

Operating lease commitments - Group as lessee

The Group does not have lease contract that have not yet commenced as of December 31, 2024. The future lease payments for these non-cancellable lease contracts are as follows:

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Within 1 year	98	—	—
After 1 year but within 5 years	198	—	—
After 5 years	—	—	—
	296	—	—

Capital commitments

As of December 31, 2023 and 2024, the Group had capital expenditure (mainly in respect of property, plant and equipment) contracted for but not paid and not recognized in financial statements amounting to RMB 175.9 million and RMB 310.7 million (US$43.3 million) respectively. The Group’s share of joint venture’s capital commitment is disclosed in Note 5.